Sep. 11, 2018
Hartford International Equity Fund
Hartford International Equity Fund

SEPTEMBER 11, 2018

SUPPLEMENT TO

hartford INTERNATIONAL/GLOBAL EQUITY funds PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH AUGUST 30, 2018

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

(1)

At a meeting held on August 7-8, 2018, the Board of Directors (“Board”) of The Hartford Mutual Funds, Inc. approved the following changes to Class R3, R4 and R5 shares effective November 1, 2018: (1) reclassifying the administrative service fees as sub-transfer agency fees, a component of the overall transfer agency fee; and (2) changing the maximum amount of transfer agency fees that can be charged under the current transfer agency agreement (i.e. the Specified Amount set forth in the transfer agency agreement). Effective November 1, 2018, the new Specified Amount for Classes R3, R4, and R5 will be 0.22%, 0.17%, and 0.17%, respectively. In addition, the Board approved an extension of the expense limitation agreement for Hartford International Equity Fund effective immediately. Accordingly, the changes described below are being made to the above referenced Statutory Prospectus.

a.

In the section entitled “Your Expenses” in the summary section for each of Hartford Emerging Markets Equity Fund, Hartford Environmental Opportunities Fund, Hartford Global Impact Fund, Hartford International Equity Fund, The Hartford International Growth Fund, The Hartford International Opportunities Fund, The Hartford International Small Company Fund and The Hartford International Value Fund, the following is added to the “Total other expenses” footnote in the Annual Fund Operating Expenses table:

Effective November 1, 2018, the administrative service fees of 0.20% (Class R3), 0.15% (Class R4) and 0.10% (Class R5) will be reclassified as sub-transfer agency fees, a component of the overall transfer agency fee. In addition, the new Specified Amount (i.e. the maximum amount of transfer agency fees that can be charged under the current transfer agency agreement) for Classes R3, R4, and R5 will be 0.22%, 0.17%, and 0.17%, respectively, effective November 1, 2018.

b.

Under the heading “Hartford International Equity Fund Summary Section – Your Expenses,” footnote 5 to the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

(5) Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.04% (Class A), 1.04% (Class T), 1.79% (Class C), 0.74% (Class I), 1.26% (Class R3), 0.96% (Class R4), 0.66% (Class R5), 0.54% (Class R6), 0.65% (Class Y) and 0.54% (Class F). This contractual arrangement will remain in effect until October 31, 2019 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

This Supplement should be retained with your Statutory Prospectus for future reference.